Financial instruments by category - Financial assets as per statement of financial position (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Financial assets as per statement of financial position
Financial assets as per statement of financial position	$ 7,386,703	$ 17,555,331
Financial assets at fair value, class [member] | Sublease receivables
Financial assets as per statement of financial position
Financial assets as per statement of financial position	1,057,465	1,201,552
Financial assets at amortised cost, class [member] | Trade and other receivables
Financial assets as per statement of financial position
Financial assets as per statement of financial position	5,952,470	14,815,432
Financial assets at amortised cost, class [member] | Cash and cash equivalents
Financial assets as per statement of financial position
Financial assets as per statement of financial position	$ 376,768	$ 1,538,347